FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Current assets		$ 3,866	$ 4,163
Non-current assets		12,054	12,494
Total assets		15,920	16,657
Liabilities
Current liabilities		5,629	4,266
Non-current liabilities		9,155	9,685
Total liabilities		14,784	13,951
Non-controlling interests		1,652	1,479
Net investment attributable to Brookfield Business Partners	[1]	(516)	1,227
USD
Assets
Current assets		1,438	366
Non-current assets		3,322	3,429
Total assets		4,760	3,795
Liabilities
Current liabilities		3,096	795
Non-current liabilities		3,857	4,327
Total liabilities		6,953	5,122
Non-controlling interests		(262)	(607)
Net investment attributable to Brookfield Business Partners		(1,931)	(720)
AUD
Assets
Current assets		1,026	921
Non-current assets		5,093	5,419
Total assets		6,119	6,340
Liabilities
Current liabilities		1,173	1,140
Non-current liabilities		3,144	3,327
Total liabilities		4,317	4,467
Non-controlling interests		878	921
Net investment attributable to Brookfield Business Partners		924	952
GBP
Assets
Current assets		454	747
Non-current assets		384	509
Total assets		838	1,256
Liabilities
Current liabilities		854	895
Non-current liabilities		69	65
Total liabilities		923	960
Non-controlling interests		(13)	119
Net investment attributable to Brookfield Business Partners		(72)	177
CAD
Assets
Current assets		65	93
Non-current assets		56	51
Total assets		121	144
Liabilities
Current liabilities		82	99
Non-current liabilities		10	11
Total liabilities		92	110
Non-controlling interests		14	22
Net investment attributable to Brookfield Business Partners		15	12
EUR
Assets
Current assets		237	262
Non-current assets		283	126
Total assets		520	388
Liabilities
Current liabilities		101	169
Non-current liabilities		103	125
Total liabilities		204	294
Non-controlling interests		168	68
Net investment attributable to Brookfield Business Partners		148	26
BRL
Assets
Current assets		341	604
Non-current assets		2,696	2,662
Total assets		3,037	3,266
Liabilities
Current liabilities		198	473
Non-current liabilities		1,833	1,707
Total liabilities		2,031	2,180
Non-controlling interests		729	788
Net investment attributable to Brookfield Business Partners		277	298
Other
Assets
Current assets		305	1,170
Non-current assets		220	298
Total assets		525	1,468
Liabilities
Current liabilities		125	695
Non-current liabilities		139	123
Total liabilities		264	818
Non-controlling interests		138	168
Net investment attributable to Brookfield Business Partners		$ 123	$ 482

[1]	Common equity is attributable to the partnership prior to the BBUC reorganization and subsequently as a result of the partnership holding all the issued and outstanding common shares issued by our company. Please refer to Note 2 (b) Basis of Presentation and Significant Accounting Policies, for further details.